Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2025 USD ($) shares
Convertible preferred shares, authorized (in shares)	204,286,254	[1]
Convertible preferred shares, issued (in shares)	199,930,069	[1]
Convertible preferred shares, outstanding (in shares)	199,930,069	[1]
Current portion of long-term debt | $	$ 0
Old Xanadu Common Shares
Common shares authorized (in shares)	336,123,821	[1]
Common shares issued (in shares)	55,964,876	[1]
Common shares outstanding (in shares)	55,964,876	[1]

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.